Guarantor and Non-Guarantor Financial Information	12 Months Ended
Sep. 30, 2012
Guarantor and Non-Guarantor Financial Information [Abstract]
Guarantor and Non-Guarantor Financial Information [Text Block]
Guarantor and Non-Guarantor Financial Information

On May 19, 2011, the Company issued a total of $600.0 of 4.70% senior notes due in May 2021 with interest payable semi-annually beginning November 2011. On May 24, 2012, the Company issued an additional $500.0 of senior notes with interest payable semi-annually in May and November at an annual fixed interest rate of 4.70%, maturing in May 2022.

The notes issued in May 2011 and May 2012 (collectively the "Notes") are fully and unconditionally guaranteed on a joint and several basis by the Company's existing and future direct and indirect domestic subsidiaries that are guarantors of any of the Company's credit agreements or other indebtedness for borrowed money (the “Guarantors”). The Guarantors are 100% owned either directly or indirectly by the Company and jointly and severally guarantee the Company's obligations under the Notes and substantially all of the Company's other outstanding indebtedness. The Company's subsidiaries organized outside of the U.S. and certain domestic subsidiaries, which are not guarantors of any of the Company's other indebtedness, (collectively, the “Non-Guarantors”) do not guarantee the Notes. The subsidiary guarantee with respect to the Notes is subject to release upon sale of all of the capital stock of the Subsidiary Guarantor; if the guarantee under our credit agreements and other indebtedness for borrowed money is released or discharged (other than due to payment under such guarantee); or when the requirements for legal defeasance are satisfied or the obligations are discharged in accordance with the indenture.

Set forth below are the condensed consolidating financial statements presenting the results of operations, financial position and cash flows of the Parent Company (Energizer Holdings, Inc.), the Guarantors on a combined basis, the Non-Guarantors on a combined basis and eliminations necessary to arrive at the information for the Company as reported, on a consolidated basis. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions between or among the Parent Company, the Guarantor and the Non-Guarantor subsidiaries. In addition, the Company has revised certain elements of its previously filed consolidating statements as shown in the tables and revisions presented below.

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2012
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,773.5	$2,433.3	$(639.6)	$4,567.2
Cost of products sold	—	1,691.9	1,373.8	(636.4)	2,429.3
Gross Profit	—	1,081.6	1,059.5	(3.2)	2,137.9

Selling, general and administrative expense	0.2	452.2	442.7	—	895.1
Advertising and sales promotion expense	—	249.9	200.7	(1.1)	449.5
Research and development expense	—	112.3	0.2	—	112.5
Household Products restructuring	—	0.4	(7.2)	—	(6.8)
Interest expense/(income)	122.6	(0.5)	5.2	—	127.3
Intercompany interest (income)/expense	(119.5)	118.7	0.8	—	—
Other financing expense, net	—	(0.5)	(4.5)	(0.1)	(5.1)
Intercompany service fees	—	12.8	(12.8)	—	—
Equity in earnings of subsidiaries	(414.3)	(315.1)	—	729.4	—
Earnings before income taxes	411.0	451.4	434.4	(731.4)	565.4
Income taxes	2.1	60.2	96.2	(2.0)	156.5
Net earnings	$408.9	$391.2	$338.2	$(729.4)	$408.9

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,775.2	$2,444.5	$(574.0)	$4,645.7
Cost of products sold	—	1,658.4	1,418.4	(576.8)	2,500.0
Gross Profit	—	1,116.8	1,026.1	2.8	2,145.7

Selling, general and administrative expense	—	420.4	435.7	—	856.1
Advertising and sales promotion expense	—	285.9	240.8	(2.7)	524.0
Research and development expense	—	108.2	0.1	—	108.3
Household Products restructuring	—	3.0	76.0	—	79.0
Interest expense/(income)	137.1	(2.4)	6.6	—	141.3
Intercompany interest (income)/expense	(134.5)	133.7	0.8	—	—
Other financing expense, net	—	2.0	29.0	—	31.0
Intercompany service fees	—	10.6	(10.6)	—	—
Equity in earnings of subsidiaries	(271.2)	(153.6)	—	424.8	—
Earnings before income taxes	268.6	309.0	247.7	(419.3)	406.0
Income taxes	7.4	64.6	71.1	1.7	144.8
Net earnings	$261.2	$244.4	$176.6	$(421.0)	$261.2

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net Sales	$—	$2,551.9	$2,229.3	$(532.9)	$4,248.3
Cost of products sold	—	1,483.1	1,270.1	(524.2)	2,229.0
Gross Profit	—	1,068.8	959.2	(8.7)	2,019.3

Selling, general and administrative expense	—	379.5	386.2	—	765.7
Advertising and sales promotion expense	—	274.3	188.8	(1.8)	461.3
Research and development expense	—	97.0	0.1	—	97.1
Interest expense/(income)	121.5	(1.4)	5.3	—	125.4
Intercompany interest (income)/expense	(119.5)	118.2	1.3	—	—
Other financing (income)/expense	(0.1)	1.3	25.2	—	26.4
Intercompany service fees	—	16.9	(16.9)	—	—
Equity in earnings of subsidiaries	(412.5)	(266.5)	—	679.0	—
Earnings before income taxes	410.6	449.5	369.2	(685.9)	543.4
Income taxes	7.6	52.3	83.6	(3.1)	140.4
Net earnings	$403.0	$397.2	$285.6	$(682.8)	$403.0

	Consolidating Balance Sheets (Condensed)
	September 30, 2012
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current Assets
Cash and cash equivalents	$4.0	$9.2	$705.3	$—	$718.5
Trade receivables, net (a)	—	4.1	672.6	—	676.7
Inventories	—	341.4	362.1	(31.1)	672.4
Other current assets	0.4	210.8	232.9	10.9	455.0
Total current assets	4.4	565.5	1,972.9	(20.2)	2,522.6
Investment in subsidiaries	6,552.5	1,760.8	—	(8,313.3)	—
Intercompany receivables, net (b)	—	4,249.9	168.6	(4,418.5)	—
Intercompany notes receivable (b)	2,413.3	22.4	11.0	(2,446.7)	—
Property, plant and equipment, net	—	553.1	295.4	—	848.5
Goodwill	—	1,104.9	364.6	—	1,469.5
Other intangible assets, net	—	1,646.8	206.9	—	1,853.7
Other noncurrent assets	12.4	9.7	14.8	—	36.9
Total assets	8,982.6	9,913.1	3,034.2	(15,198.7)	6,731.2

Current liabilities	300.0	372.2	635.2	0.1	1,307.5
Intercompany payables, net (b)	4,418.5	—	—	(4,418.5)	—
Intercompany notes payable (b)	—	2,424.3	22.4	(2,446.7)	—
Long-term debt	2,138.6	—	—	—	2,138.6
Other noncurrent liabilities	56.0	954.7	204.9	—	1,215.6
Total liabilities	6,913.1	3,751.2	862.5	(6,865.1)	4,661.7
Total shareholders' equity	2,069.5	6,161.9	2,171.7	(8,333.6)	2,069.5
Total liabilities and shareholders' equity	$8,982.6	$9,913.1	$3,034.2	$(15,198.7)	$6,731.2

(a) Trade receivables, net for the Non-Guarantors includes approximately $369.1 at September 30, 2012 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

(b) Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.

	Consolidating Balance Sheets (Condensed)
	September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current Assets
Cash and cash equivalents	$—	$4.3	$466.9	$—	$471.2
Trade receivables, net (a) (c)	—	15.3	694.5	—	709.8
Inventories	—	318.7	363.8	(29.1)	653.4
Other current assets (c)	21.1	243.7	183.0	(21.5)	426.3
Total current assets	21.1	582.0	1,708.2	(50.6)	2,260.7
Investment in subsidiaries	6,177.9	1,430.6	—	(7,608.5)	—
Intercompany receivables, net (b)	—	4,046.7	13.4	(4,060.1)	—
Intercompany notes receivable (b)	2,347.6	24.4	5.9	(2,377.9)	—
Property, plant and equipment, net	—	574.8	310.6	—	885.4
Goodwill	—	1,105.0	370.3	—	1,475.3
Other intangible assets, net	—	1,664.3	213.9	—	1,878.2
Other noncurrent assets	10.4	11.1	10.4	—	31.9
Total assets	8,557.0	9,438.9	2,632.7	(14,097.1)	6,531.5

Current liabilities (c)	141.1	399.1	518.1	(30.9)	1,027.4
Intercompany payables, net (b)	4,060.1	—	—	(4,060.1)	—
Intercompany notes payable (b)	—	2,353.5	24.4	(2,377.9)	—
Long-term debt	2,206.5	—	—	—	2,206.5
Other noncurrent liabilities	48.0	975.9	172.4	—	1,196.3
Total liabilities	6,455.7	3,728.5	714.9	(6,468.9)	4,430.2
Total shareholders' equity	2,101.3	5,710.4	1,917.8	(7,628.2)	2,101.3
Total liabilities and shareholders' equity	$8,557.0	$9,438.9	$2,632.7	$(14,097.1)	$6,531.5

(a) Trade receivables, net for the Non-Guarantors includes approximately $373.0 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

(b) Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.

(c) The Company has made two reclassifications for financial reporting purposes that impact the balance sheets only.  See Note 10 for further information.

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2012
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow from operating activities	$87.4	$275.9	$327.4	$(59.1)	$631.6
Cash Flow from Investing Activities
Capital expenditures	—	(73.4)	(37.6)	—	(111.0)
Proceeds from sale of assets	—	2.0	17.3	—	19.3
Proceeds from intercompany notes	441.0	2.8	—	(443.8)	—
Payments for intercompany notes	(498.6)	—	(5.0)	503.6	—
Intercompany receivable/payable, net	—	(358.4)	(105.0)	463.4	—
Proceeds from return of capital	—	0.7	—	(0.7)	—
Payment for equity contributions	—	(3.1)	—	3.1	—
Other, net	—	(1.1)	(2.1)	—	(3.2)
Net cash (used by)/from investing activities	(57.6)	(430.5)	(132.4)	525.6	(94.9)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	498.6	—	—	—	498.6
Cash payments on debt with original maturities greater than 90 days	(441.0)	—	—	—	(441.0)
Payment of debt issue cost	(4.3)	—	—	—	(4.3)
Net (decrease)/increase in debt with original maturity days of 90 or less	—	(8.1)	109.0	—	100.9
Proceeds from intercompany notes	—	503.6	—	(503.6)	—
Payments for intercompany notes	—	(441.0)	(2.8)	443.8	—
Common stock purchased	(417.8)	—	—	—	(417.8)
Proceeds from issuance of common stock	3.0	—	—	—	3.0
Excess tax benefits from share-based payments	2.2	—	—	—	2.2
Cash dividends paid	(24.9)	—	—	—	(24.9)
Intercompany receivable/payable, net	358.4	105.0	—	(463.4)	—
Proceeds for equity contribution	—	—	3.1	(3.1)	—
Capital contribution	—	—	(0.7)	0.7	—
Payments for intercompany equity distributions	—	—	(59.1)	59.1	—
Net cash (used by)/from financing activities	(25.8)	159.5	49.5	(466.5)	(283.3)
Effect of exchange rate changes on cash	—	—	(6.1)	—	(6.1)
Net increase in cash and cash equivalents	4.0	4.9	238.4	—	247.3
Cash and cash equivalents, beginning of period	—	4.3	466.9	—	471.2
Cash and cash equivalents, end of period	$4.0	$9.2	$705.3	$—	$718.5

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2011
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow from operating activities	$5.5	$298.3	$232.8	$(124.1)	$412.5
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(55.4)	(42.6)	—	(98.0)
Proceeds from sale of assets	—	5.0	2.6	—	7.6
Acquisitions, net of cash acquired	(301.0)	11.1	22.8	—	(267.1)
Proceeds from intercompany notes	576.0	38.0	—	(614.0)	—
Payments for intercompany notes	(600.0)	—	—	600.0	—
Intercompany receivable/payable, net	—	(355.7)	(35.0)	390.7	—
Proceeds from return of capital	—	4.0	—	(4.0)	—
Payment for equity contributions	—	(12.8)	—	12.8	—
Other, net	—	(4.8)	(1.2)	—	(6.0)
Net cash (used by)/from investing activities	(325.0)	(370.6)	(53.4)	385.5	(363.5)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	600.0	—	—	—	600.0
Cash payments on debt with original maturities greater than 90 days	(576.0)	—	—	—	(576.0)
Payment of debt issue cost	(7.6)	—	—	—	(7.6)
Net decrease in debt with original maturity days of 90 or less	—	15.1	30.6	—	45.7
Proceeds from intercompany notes	—	600.0	—	(600.0)	—
Payments for intercompany notes	—	(576.0)	(38.0)	614.0	—
Common stock purchased	(276.0)	—	—	—	(276.0)
Proceeds from issuance of common stock	8.2	—	—	—	8.2
Excess tax benefits from share-based payments	3.7	—	—	—	3.7
Intercompany receivable/payable, net	355.7	35.0	—	(390.7)	—
Proceeds for equity contribution	—	—	12.8	(12.8)	—
Capital contribution	—	—	(4.0)	4.0	—
Payments for intercompany equity distributions	—	—	(124.1)	124.1	—
Net cash from/(used by) financing activities	108.0	74.1	(122.7)	(261.4)	(202.0)
Effect of exchange rate changes on cash	—	—	(5.5)	—	(5.5)
Net (decrease)/increase in cash and cash equivalents	(211.5)	1.8	51.2	—	(158.5)
Cash and cash equivalents, beginning of period	211.5	2.5	415.7	—	629.7
Cash and cash equivalents, end of period	$—	$4.3	$466.9	$—	$471.2

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2010
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow from operating activities	$12.5	$389.2	$337.5	$(86.8)	$652.4
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(57.0)	(51.7)	—	(108.7)
Proceeds from sale of assets	—	0.1	0.7	—	0.8
Proceeds from intercompany notes	101.0	26.1	—	(127.1)	—
Intercompany receivable/payable, net	—	(97.6)	147.5	(49.9)	—
Proceeds from return of capital	—	2.0	—	(2.0)	—
Payment for equity contributions	—	(5.5)	—	5.5	—
Other, net	—	(4.9)	(0.5)	—	(5.4)
Net cash from/(used by) investing activities	101.0	(136.8)	96.0	(173.5)	(113.3)
Cash Flow from Financing Activities
Net decrease in debt with original maturity days of 90 or less	(101.0)	—	—	—	(101.0)
Net decrease in debt with original maturity days of 90 or less	—	(5.1)	(146.8)	—	(151.9)
Payments for intercompany notes	—	(101.0)	(26.1)	127.1	—
Proceeds from issuance of common stock	12.6	—	—	—	12.6
Excess tax benefits from share-based payments	5.8	—	—	—	5.8
Intercompany receivable/payable, net	97.6	(147.5)	—	49.9	—
Proceeds for equity contribution	—	—	5.5	(5.5)	—
Capital contribution	—	—	(2.0)	2.0	—
Payments for intercompany equity distributions	—	—	(86.8)	86.8	—
Net cash from/(used by) financing activities	15.0	(253.6)	(256.2)	260.3	(234.5)
Effect of exchange rate changes on cash	—	—	(34.2)	—	(34.2)
Net increase/(decrease) in cash and cash equivalents	128.5	(1.2)	143.1	—	270.4
Cash and cash equivalents, beginning of period	83.0	3.7	272.6	—	359.3
Cash and cash equivalents, end of period	$211.5	$2.5	$415.7	$—	$629.7

The Company revised its Condensed Consolidating Statements of Earnings to eliminate the incorrect inclusion of intercompany dividends. These revisions resulted in a reduction of the Guarantors net earnings with a corresponding reduction to Eliminations. The reported net earnings of the Parent and Non-Guarantors was not impacted by this error. The Company also revised its Condensed Consolidating Balance Sheets to present intercompany notes between the Parent, Guarantor and the Non-Guarantor subsidiaries on a gross basis, rather than showing intercompany obligations on a net basis. Additionally, the Company revised its Condensed Consolidating Statements of Cash Flows to correct the presentation of certain intercompany activities between the Parent, Guarantor and Non-Guarantor subsidiaries for loans, capital contributions/returns, return on equity and repayments. These revisions resulted in offsetting amounts to certain line items and did not impact total cash flow for any of the subsidiaries presented. The Company assessed the materiality of these items on previously issued annual and interim financial statements in accordance with SEC Staff Accounting Bulletin No. 99 and No. 108, and concluded that the revisions were not material to the Condensed Consolidating Financial Statements for any period presented. The prior period quarterly Condensed Consolidating Financial Statements will also be presented in our Form 10-Q filings in fiscal year 2013 as revised consistent with the presentation below. There were no changes to the Company's Consolidated Financial Statements as a result of these revisions. The impact of these revisions is shown in the following tables.

Consolidating Statement of Earnings (Condensed)	As Previously Reported
	Year Ended		Three Months Ended
(millions)	Sep 2010	Sep 2011	Dec 2010	Mar 2011	Jun 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$410.6	$268.6	$111.4	$39.7	$66.4	$144.8	$78.3	$70.4
Guarantors	536.3	433.1	189.3	65.6	93.7	182.6	112.5	72.1
Non-Guarantors	369.2	247.7	86.8	41.6	49.3	125.5	83.6	88.6
Eliminations	(772.7)	(543.4)	(225.0)	(85.9)	(108.5)	(244.5)	(161.4)	(142.3)
Earnings before income taxes	543.4	406.0	162.5	61.0	100.9	208.4	113.0	88.8
Parent Company	403.0	261.2	110.4	39.1	65.9	143.8	77.9	70.2
Guarantors	484.0	368.5	158.1	52.6	71.5	146.9	99.5	70.8
Non-Guarantors	285.6	176.6	67.6	33.6	37.4	97.5	65.1	71.7
Eliminations	(769.6)	(545.1)	(225.7)	(86.2)	(108.9)	(244.4)	(164.6)	(142.5)
Net earnings	$403.0	$261.2	$110.4	$39.1	$65.9	$143.8	$77.9	$70.2

Consolidating Statement of Earnings (Condensed)	Adjustments
	Year Ended		Three Months Ended
(millions)	Sep 2010	Sep 2011	Dec 2010	Mar 2011	Jun 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$—	$—	$—	$—	$—	$—	$—	$—
Guarantors	(86.8)	(124.1)	(50.7)	(14.9)	(8.4)	(7.6)	(21.4)	(4.9)
Non-Guarantors	—	—	—	—	—	—	—	—
Eliminations	86.8	124.1	50.7	14.9	8.4	7.6	21.4	4.9
Earnings before income taxes	—	—	—	—	—	—	—	—
Parent Company	—	—	—	—	—	—	—	—
Guarantors	(86.8)	(124.1)	(50.7)	(14.9)	(8.4)	(7.6)	(21.4)	(4.9)
Non-Guarantors	—	—	—	—	—	—	—	—
Eliminations	86.8	124.1	50.7	14.9	8.4	7.6	21.4	4.9
Net earnings	$—	$—	$—	$—	$—	$—	$—	$—

Consolidating Statement of Earnings (Condensed)	As Revised
	Year Ended		Three Months Ended
(millions)	Sep 2010	Sep 2011	Dec 2010	Mar 2011	Jun 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$410.6	$268.6	$111.4	$39.7	$66.4	$144.8	$78.3	$70.4
Guarantors	449.5	309.0	138.6	50.7	85.3	175.0	91.1	67.2
Non-Guarantors	369.2	247.7	86.8	41.6	49.3	125.5	83.6	88.6
Eliminations	(685.9)	(419.3)	(174.3)	(71.0)	(100.1)	(236.9)	(140.0)	(137.4)
Earnings before income taxes	543.4	406.0	162.5	61.0	100.9	208.4	113.0	88.8
Parent Company	403.0	261.2	110.4	39.1	65.9	143.8	77.9	70.2
Guarantors	397.2	244.4	107.4	37.7	63.1	139.3	78.1	65.9
Non-Guarantors	285.6	176.6	67.6	33.6	37.4	97.5	65.1	71.7
Eliminations	(682.8)	(421.0)	(175.0)	(71.3)	(100.5)	(236.8)	(143.2)	(137.6)
Net earnings	$403.0	$261.2	$110.4	$39.1	$65.9	$143.8	$77.9	$70.2

Consolidating Balance Sheet (Condensed)	As Previously Reported
(millions)	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$21.1	$34.8	$44.5	$70.9
Guarantors	582.0	594.3	627.7	586.9
Non-Guarantors	1,708.2	1,716.3	1,786.3	1,893.0
Eliminations	(50.6)	(51.5)	(64.9)	(86.2)
Total current assets	2,260.7	2,293.9	2,393.6	2,464.6

Parent Company	6,209.4	6,343.4	6,467.9	6,524.6
Guarantors	7,085.4	7,158.4	7,289.2	7,429.5
Non-Guarantors	2,613.4	2,756.4	2,767.1	2,804.0
Eliminations	(9,376.7)	(9,734.6)	(9,892.5)	(10,091.0)
Total assets	6,531.5	6,523.6	6,631.7	6,667.1

Parent Company	141.1	562.8	582.4	265.3
Guarantors	399.1	318.0	367.3	418.9
Non-Guarantors	518.1	600.4	527.6	552.1
Eliminations	(30.9)	(28.4)	(33.1)	(59.4)
Total current liabilities	1,027.4	1,452.8	1,444.2	1,176.9

Parent Company	4,108.1	4,253.0	4,249.9	4,352.3
Guarantors	1,375.0	1,311.8	1,343.5	1,377.0
Non-Guarantors	695.6	769.4	701.8	717.6
Eliminations	(1,748.5)	(1,901.0)	(1,881.5)	(1,952.1)
Total liabilities	4,430.2	4,433.2	4,413.7	4,494.8

Parent Company	2,101.3	2,090.4	2,218.0	2,172.3
Guarantors	5,710.4	5,846.6	5,945.7	6,052.5
Non-Guarantors	1,917.8	1,987.0	2,065.3	2,086.4
Eliminations	(7,628.2)	(7,833.6)	(8,011.0)	(8,138.9)
Total Stockholders' equity	$2,101.3	$2,090.4	$2,218.0	$2,172.3

Consolidating Balance Sheet (Condensed)	Adjustments
(millions)	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$—	$—	$—	$—
Guarantors	—	—	—	—
Non-Guarantors	—	—	—	—
Eliminations	—	—	—	—
Total current assets	—	—	—	—

Parent Company	2,347.6	2,324.4	2,344.3	2,395.9
Guarantors	2,353.5	2,335.3	2,355.2	2,406.8
Non-Guarantors	19.3	24.1	23.4	21.6
Eliminations	(4,720.4)	(4,683.8)	(4,722.9)	(4,824.3)
Total assets	—	—	—	—

Parent Company	—	—	—	—
Guarantors	—	—	—	—
Non-Guarantors	—	—	—	—
Eliminations	—	—	—	—
Total current liabilities	—	—	—	—

Parent Company	2,347.6	2,324.4	2,344.3	2,395.9
Guarantors	2,353.5	2,335.3	2,355.2	2,406.8
Non-Guarantors	19.3	24.1	23.4	21.6
Eliminations	(4,720.4)	(4,683.8)	(4,722.9)	(4,824.3)
Total liabilities	—	—	—	—

Parent Company	—	—	—	—
Guarantors	—	—	—	—
Non-Guarantors	—	—	—	—
Eliminations	—	—	—	—
Total Stockholders' equity	$—	$—	$—	$—

Consolidating Balance Sheet (Condensed)	As Revised
(millions)	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$21.1	$34.8	$44.5	$70.9
Guarantors	582.0	594.3	627.7	586.9
Non-Guarantors	1,708.2	1,716.3	1,786.3	1,893.0
Eliminations	(50.6)	(51.5)	(64.9)	(86.2)
Total current assets	2,260.7	2,293.9	2,393.6	2,464.6

Parent Company	8,557.0	8,667.8	8,812.2	8,920.5
Guarantors	9,438.9	9,493.7	9,644.4	9,836.3
Non-Guarantors	2,632.7	2,780.5	2,790.5	2,825.6
Eliminations	(14,097.1)	(14,418.4)	(14,615.4)	(14,915.3)
Total assets	6,531.5	6,523.6	6,631.7	6,667.1

Parent Company	141.1	562.8	582.4	265.3
Guarantors	399.1	318.0	367.3	418.9
Non-Guarantors	518.1	600.4	527.6	552.1
Eliminations	(30.9)	(28.4)	(33.1)	(59.4)
Total current liabilities	1,027.4	1,452.8	1,444.2	1,176.9

Parent Company	6,455.7	6,577.4	6,594.2	6,748.2
Guarantors	3,728.5	3,647.1	3,698.7	3,783.8
Non-Guarantors	714.9	793.5	725.2	739.2
Eliminations	(6,468.9)	(6,584.8)	(6,604.4)	(6,776.4)
Total liabilities	4,430.2	4,433.2	4,413.7	4,494.8

Parent Company	2,101.3	2,090.4	2,218.0	2,172.3
Guarantors	5,710.4	5,846.6	5,945.7	6,052.5
Non-Guarantors	1,917.8	1,987.0	2,065.3	2,086.4
Eliminations	(7,628.2)	(7,833.6)	(8,011.0)	(8,138.9)
Total Stockholders' equity	$2,101.3	$2,090.4	$2,218.0	$2,172.3

Consolidating Statement of Cash Flows (Condensed)	As Previously Reported (YTD)
(millions)	Sep 2010	Dec 2010	Mar 2011	Jun 2011	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$211.2	$(59.0)	$(11.1)	$(57.1)	$303.4	$(17.8)	$5.7	$(36.1)
Guarantors	(17.5)	33.8	(12.5)	76.5	(73.4)	64.2	117.8	178.1
Non-Guarantors	458.7	24.2	129.5	157.0	182.5	(18.6)	103.2	204.8
Eliminations	—	—	—	—	—	—	—	—
Net cash from/(used by operating activities	652.4	(1.0)	105.9	176.4	412.5	27.8	226.7	346.8

Parent Company	—	(267.1)	(267.1)	(267.1)	(267.1)	—	—	—
Guarantors	(61.8)	(14.0)	(23.3)	(39.5)	(55.2)	(13.7)	(37.3)	(55.0)
Non-Guarantors	(51.5)	(7.3)	(16.1)	(25.6)	(41.2)	11.1	1.4	(5.4)
Eliminations	—	—	—	—	—	—	—	—
Net cash (used by) investing activities	(113.3)	(288.4)	(306.5)	(332.2)	(363.5)	(2.6)	(35.9)	(60.4)

Parent Company	(82.6)	166.6	66.7	126.7	(247.7)	24.3	(0.7)	36.1
Guarantors	78.2	(13.8)	38.6	(34.4)	130.4	(40.3)	(78.1)	(122.9)
Non-Guarantors	(230.1)	(44.1)	(63.6)	(71.4)	(84.7)	1.1	(20.9)	(23.1)
Eliminations	—	—	—	—	—	—	—	—
Net cash (used by)/from financing activities	$(234.5)	$108.7	$41.7	$20.9	$(202.0)	$(14.9)	$(99.7)	$(109.9)

Consolidating Statement of Cash Flows (Condensed)	Adjustments (YTD)
(millions)	Sep 2010	Dec 2010	Mar 2011	Jun 2011	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$(198.7)	$55.6	$2.4	$25.3	$(297.9)	$21.6	$0.2	$18.8
Guarantors	406.7	17.9	86.0	71.5	371.7	(19.0)	27.7	12.3
Non-Guarantors	(121.2)	(22.8)	(22.8)	(22.8)	50.3	5.0	1.1	2.8
Eliminations	(86.8)	(50.7)	(65.6)	(74.0)	(124.1)	(7.6)	(29.0)	(33.9)
Net cash from/(used by) operating activities	—	—	—	—	—	—	—	—

Parent Company	101.0	62.6	(0.9)	(59.4)	(57.9)	1.5	3.0	(67.1)
Guarantors	(75.0)	(129.4)	(149.2)	(195.1)	(315.4)	(140.0)	(133.9)	(228.1)
Non-Guarantors	147.5	(149.2)	(112.2)	(42.2)	(12.2)	(110.0)	(30.0)	(30.0)
Eliminations	(173.5)	216.0	262.3	296.7	385.5	248.5	160.9	325.2
Net cash from/(used by) investing activities	—	—	—	—	—	—	—	—

Parent Company	97.6	(118.2)	(1.5)	34.1	355.7	(23.1)	(3.2)	48.3
Guarantors	(331.8)	111.5	63.2	123.6	(56.3)	159.0	106.2	215.8
Non-Guarantors	(26.1)	172.0	135.0	65.0	(38.0)	105.0	28.9	27.2
Eliminations	260.3	(165.3)	(196.7)	(222.7)	(261.4)	(240.9)	(131.9)	(291.3)
Net cash from/(used by) financing activities	$—	$—	$—	$—	$—	$—	$—	$—

Consolidating Statement of Cash Flows (Condensed)	As Revised (YTD)
(millions)	Sep 2010	Dec 2010	Mar 2011	Jun 2011	Sep 2011	Dec 2011	Mar 2012	Jun 2012
Parent Company	$12.5	$(3.4)	$(8.7)	$(31.8)	$5.5	$3.8	$5.9	$(17.3)
Guarantors	389.2	51.7	73.5	148.0	298.3	45.2	145.5	190.4
Non-Guarantors	337.5	1.4	106.7	134.2	232.8	(13.6)	104.3	207.6
Eliminations	(86.8)	(50.7)	(65.6)	(74.0)	(124.1)	(7.6)	(29.0)	(33.9)
Net cash from/(used by) operating activities	652.4	(1.0)	105.9	176.4	412.5	27.8	226.7	346.8

Parent Company	101.0	(204.5)	(268.0)	(326.5)	(325.0)	1.5	3.0	(67.1)
Guarantors	(136.8)	(143.4)	(172.5)	(234.6)	(370.6)	(153.7)	(171.2)	(283.1)
Non-Guarantors	96.0	(156.5)	(128.3)	(67.8)	(53.4)	(98.9)	(28.6)	(35.4)
Eliminations	(173.5)	216.0	262.3	296.7	385.5	248.5	160.9	325.2
Net cash from/(used by) investing activities	(113.3)	(288.4)	(306.5)	(332.2)	(363.5)	(2.6)	(35.9)	(60.4)

Parent Company	15.0	48.4	65.2	160.8	108.0	1.2	(3.9)	84.4
Guarantors	(253.6)	97.7	101.8	89.2	74.1	118.7	28.1	92.9
Non-Guarantors	(256.2)	127.9	71.4	(6.4)	(122.7)	106.1	8.0	4.1
Eliminations	260.3	(165.3)	(196.7)	(222.7)	(261.4)	(240.9)	(131.9)	(291.3)
Net cash from/(used by) financing activities	$(234.5)	$108.7	$41.7	$20.9	$(202.0)	$(14.9)	$(99.7)	$(109.9)